Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Cambria Managed Futures Strategy ETF | Cambria Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFUT
Cambria Superinvestors ETF | Cambria Superinvestors ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUPR
Cambria Trend Following ETF | Cambria Trend Following ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVY
Cambria Domestic Tax Optimized ETF | Cambria Domestic Tax Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTAX
Cambria Foreign Tax Optimized ETF | Cambria Foreign Tax Optimized ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTAX
Cambria Long Short ETF | Cambria Long Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALS
Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FXFX
Cambria Covered Call Strategy ETF | Cambria Covered Call Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CANA